Shareholder Report, Holdings (Details) - C000006391	Jun. 30, 2025
FR_688910900
Holdings [Line Items]
Percent of Total Investments	1.60%
FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	1.10%
FR_ACI2FP298
Holdings [Line Items]
Percent of Total Investments	1.00%
FR_BN0VX8908
Holdings [Line Items]
Percent of Total Investments	1.00%
FR_ACI2DNX59
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_677172009
Holdings [Line Items]
Percent of Total Investments	0.70%
FR_BG0ZMJ902
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_656320900
Holdings [Line Items]
Percent of Total Investments	0.60%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	0.60%
RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	0.50%
RegionNorth America
Holdings [Line Items]
Percent of Total Investments	0.70%
RegionAfrica
Holdings [Line Items]
Percent of Total Investments	9.30%
RegionMiddle East
Holdings [Line Items]
Percent of Total Investments	10.70%
RegionEmerging Europe
Holdings [Line Items]
Percent of Total Investments	13.30%
RegionLatin America
Holdings [Line Items]
Percent of Total Investments	15.90%
RegionAsia
Holdings [Line Items]
Percent of Total Investments	49.60%